Discontinued Operation (Tables)	12 Months Ended
Sep. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operation's Results
The following is a summary of the discontinued operation's results:

			in millions
	2013	2012	2011
Sales	$108	$223	$234

Pretax loss	(68)	(38)	(4)
Income tax expense	2	—	1
Loss from discontinued operation, net of tax	$(70)	$(38)	$(5)